RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		$ 2,860,123
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			$ (397,590)
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (135,117)	(94,333)
Fast Connection Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			(700,000)
Commissions and Interest Income | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transaction with related parties		28,350	16,173
Commissions and Interest Income | Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transaction with related parties	147,662	138,661	79,949
Execution and clearing fees | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		(686,576)	(51,446)
Execution and clearing fees | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	(1,751,505)	(16,823,850)	(7,099,254)
Commissions, Financing Service Fees, Interest Income and Other Revenues | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transaction with related parties	$ 9,727,350	73,293,370	$ 62,704,986
Changes in Fair Value of Convertible Bonds | Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		2,860,123
Interest Expense of Convertible Bonds | Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		$ (350,519)